Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of Changes in Working Capital

Changes in working capital for the year ended December 31, 2019 and 2018 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2019	December 31, 2018	December 31, 2017
(Increase) decrease in accounts receivables	(126)	84	(162)
Decrease in prepaid expenses	3	19	46
Increase (decrease) in trade payables and accrued liabilities	134	(82)	21
Total changes in working capital	11	21	(95)